Income Taxes (Tables)	12 Months Ended
May 31, 2022
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2020, 2021 and 2022 were as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Current:
PRC	142,992	127,313	44,378

Deferred:
PRC	(8,630)	(43,725)	91,934

Total provision for income taxes	134,362	83,588	136,312

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2021	2022
	US$	US$
Deferred tax assets
Allowance doubtful accounts	12,710	41,806
Accrued expenses	76,848	53,069
Net operating loss carry-forward	102,595	321,258
Tax impact from the long term investments disposed to a related party	1,521	1,521

Total deferred tax assets	193,674	417,654

Less: valuation allowance	(90,087)	(397,616)

Total deferred tax assets, net	103,587	20,038

Deferred tax liabilities
Acquired assets	3,241	1,788
Tax impact from the unrealized gain on available-for-sale investments	9,931	17,452

Total deferred tax liabilities	13,172	19,240

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the provision for income taxes computed by applying the PRC EIT rates of 25% for the years ended May 31, 2020, 2021 and 2022 to loss before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Income/(loss) before income taxes	487,836	314,977	(1,032,498)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	121,959	78,744	(258,125)
Effect of non-deductible expenses and loss and super deduction expenses	29,371	(5,174)	106,903
Effect of income tax exemptions and preferential tax rates	(51,844)	(38,795)	(19,570)
Effect of income tax rate difference in other jurisdictions	(192)	(181)	(424)
Changes in valuation allowance	32,006	48,994	307,528
Effect of dividend withholding tax	3,062	—	—

Provision for income taxes	134,362	83,588	136,312